Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 13:	RELATED PARTIES

a.	Employment or Service Agreements with Dr. Fernando de la Vega, the Company’s Chief Executive Officer:

On September 9, 2009, the Company entered into a services agreement, as amended in November 2018 (“DBG Services Agreement”), with Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($18,471based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and car allowance in the amount of NIS 2,500 ($710 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT per month plus reimbursement for fuel expenses and tolls. . The liability towards DBG as of December 31, 2022 and 2021 aggregated to NIS 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and NIS 1,774,957 ($570,725 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required).

In addition, Dr. de la Vega is entitled to receive (none of which were received so far):

1.	An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis.

2.

A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing.

3.	An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation:

(i)	0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000;

(ii)	1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000;

(iii)	2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.

An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.

To date, the Company did not pay or record any bonus to DBG.

b.	Consultancy Agreement with Ram Zeevi:

On May 15, 2018, the Company entered into a consultancy agreement with RINC Green Ltd. (“RINC Green”), as amended on April 30, 2019 (the “Ram Zeevi Consultancy Agreement”), pursuant to which Mr. Zeevi provides the Company with services in the field of business development in accordance with pre-approved monthly work plans, which include introduction of potential business partners and investors as well as assistance in negotiations of business and investment terms. Pursuant to the terms of the Ram Zeevi Consultancy Agreement, RINC Green is currently entitled to a gross monthly fee in the amount of $5,000 (25 hours per month at $200 per hour rate) plus VAT and to reimbursement of out-of-pocket expenses related directly to the provision of the consultancy services subject to prior written approval of the chief executive officer, to reimbursement of travel international travel and board expenses at the same standard as our chief executive officer and to an additional per-day fee equivalent to four hours per day abroad plus VAT. Either the Company or RINC Green may terminate the agreement at any time for any reason by providing a 30-day prior written notice. RINC Green ceased providing the above monthly service in January 2019.

In addition to the foregoing, RINC Green is entitled to receive (none of which were received so far):

1.	A one-time payment in the amount of $25,000 (plus VAT) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi;

2.	$150,000 in cash (plus VAT) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average ordinary share price during the period of 90 days prior to the date upon which the investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022); and

3.

An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $50,000,000, or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. In the event that the Company terminate the Ram Zeevi Consultancy Agreement other than for Cause, and the Exit Event occurs within a period of six (6) months of said termination, RINC Green will be entitled to the foregoing equity-based award. An ‘Exit Event’ is defined the same as mentioned in section a. above.

To date, the Company has not paid or recorded any bonus to RINC Green.

On October 2, 2018, the Company granted to RINC Green options to purchase up to 120,000 of the Company’s ordinary shares, at an exercise price per share of $0.27. The options vested over a period of three (3) years, with one third of the options vesting on September 30, 2019, and the remaining two thirds of the options vesting on a quarterly basis over the remaining two (2) years.

Ram Zeevi is the son of Gadi Zeevi, who is the controlling shareholder of GTRIMG Investments Ltd., the Company’s controlling shareholder.

c.	Consultancy Agreement with Dov Farkash, the Company’s Active Chairman:

On April 19, 2020, an Active Chairman Agreement (the “Chairman Agreement”) with Exoro Ltd. (“Exoro”), a company wholly owned by Mr. Dov Farkash. The Chairman Agreement provides that Exoro, through Mr. Farkash is to provide certain services to us as active chairman, focusing on go-to-market strategy. The Company agreed to enter into an indemnification agreement with Mr. Farkash and to include him in the Company’s directors’ and officers’ liability insurance. Mr. Farkash has agreed not to provide any services that would conflict with or complete with the Company. The Company agreed to pay a monthly service fee of NIS 40,000 ($11,366 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT to Exoro. The Company granted to Mr. Farkash options to purchase 939,164 ordinary shares under our 2010 Option Plan, in accordance with our director compensation plan, at an exercise price of $0.068 per share, vesting over three (3) years from April 19, 2020, with one-third vesting after one year and the remainder monthly over a 24-month period. Exoro was entitled to reimbursement of expenses in connection with the provision of the services and was provided a budget of $10,000/month for travel. The term of the Chairman Agreement was for four (4) months, and the Company has a right to renew the agreement for an additional nine months, which was utilized. Either party could terminate upon 45 days prior written notice. The Chairman Agreement could also be terminated by the Company for Cause (as defined in the Chairman Agreement). Notwithstanding the expiration of the Chairman Agreement, Mr. Farkash has continued to serve as Active Chairman in accordance with the terms thereof, and the Company intends to present such continued engagement to the approval of the shareholders at the next general meeting of shareholders.

d.	Consultancy Agreement with Ran Eisenberg, the Company’s former Chief Executive Officer:

On June 1, 2021, the Company entered into a consultancy agreement with Mr. Ran Eisenberg to serve as the Company’s Chief Executive Officer during the term of the agreement. Pursuant to the terms of the agreement, Mr. Eisenberg was entitled to a monthly fee of NIS 40,000 ($12,861 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT, which was increased to 60,000 NIS ($19,292 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT four (4) months from his commencement date. In addition, Mr. Eisenberg was awarded options to purchase up to 2,003,346 of the Company’s shares at a per share exercise price of $0.17, which was reduced to $0.07. Vesting of the options is over three (3) years from June 1, 2021, with one-third vesting after one year and the remainder monthly over a 24-month period. The options accelerate upon an Exit Event (as defined in section a. above). See Note 11.d. regarding Mr. Eisenberg resignation.

e.	Consultancy Agreement with Avi Magid, the Company’s new Chief Executive Officer:

On July 19, 2022, the Company announced the appointment of Mr. Avi Magid as the Company’s Chief Executive Officer. In connection with being named as the Company’s Chief Executive Officer, on November 7, 2022, the Company and Mr. Magid executed an employment agreement with the Company which continued in effect through the close of business on the day of the annual general meeting of shareholders of the Company which occurred on December 19, 2022 (“Annual Meeting”). The principal component of such agreement was a gross monthly salary with an aggregate monthly cost to the Company of NIS 60,000 ($17,050 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022), retroactive to August 1, 2022. Under the terms of the new employment agreement, as approved at the Annual Meeting, Mr. Magid is entitled to a gross monthly salary of NIS 60,000 ($17,050 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022). At Mr. Magid’s option, the Company leases a vehicle for Mr. Magid or, alternatively, may add an amount equal to the vehicle costs as additional salary to Mr. Magid, provided that the total payroll will be in accordance with the limitation of the Compensation Policy. Mr. Magid was also awarded options under the Company’s 2010 Option Plan for an aggregate of 5,249,758 Ordinary Shares, exercisable at a per share exercise price of $0.07 and scheduled to vest as follows: one third (1/3) on August 1, 2023, the first anniversary of the employment start date, and the balance thereafter in equal monthly instalments at the end of each month, subject to his continued employment with the Company; provided, that as the number of reserved shares under the Company’s 2010 Option Plan was not sufficient to support the grant in its totality at the time of the Annual Meeting, options for only 4,000,000 shares were awarded and the balance of the grant (i.e., 1,249,758 options) shall be completed at such time as the number shares available for issuance under the Company’s option plan shall have been increased, and such remaining options, once granted, will vest according to the vesting schedule referenced above.  Under the agreement, Mr. Magid is also entitled to the following: (i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter. Either party may terminate the employment agreement at any time upon one month’s prior notice.

f.	See Notes 8.c., 11.b.7., 11.b.9., 11.d.4. and 17 for additional related party transactions.